Other Liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Liabilities
21.	OTHER LIABILITIES

	2019	2018
Post-employment healthcare plan	98,792	78,904
Carbon credit	4,519	3,222
Exclusivity contract (a)	5,400	5,400
Crer para Ver (b)	51,543	28,368
Deferred revenue from performance obligations with customers (c)	76,250	63,662
Provisions for sundry expenses (d)	156,895	170,294
Provisions for rentals (e)	26,568	28,966
Provisions for apportionment of benefits and partnerships payable	7,860	11,542
Long-term incentives (f)	3,022	8,855
Fair value of operating lease (g)	-	25,843
Provision for restructuring (h)	3,401	2,004
Provision for store renovation	15,997	6,107
Other provisions	67,846	46,770

Total	518,093	479,937

Current	396,391	338,170
Noncurrent	121,702	141,767

a)
Exclusivity contract with a financial agent for a bank settlement services related to employee’s payroll. Recognized in the statement of income on a straight-line basis over the contractual terms which expires in March 2022;

b)	Social program contribution for developing the quality of education;

c)
Refers to deferral of revenue from performance obligations related to points-based loyalty programs, sale of gift cards not yet converted into products, and programs and events to honor direct selling consultants;

d)	Refers to provisions for sundry expenses to comply with the accrual method;

e)
Refers to the (grace) period granted by lessors for the start of payment of rental of certain retail stores, for rental agreements that were not included in the initial measurement of lease liabilities /
right-of-use
of the subsidiary The Body Shop International Limited, in accordance with the exceptions permitted under IFRS 16;

f)	Refers to the variable compensation plans of the executives of the subsidiary Aesop;

g)
Refers to fair value adjustment of lease agreements identified in the business combination carried out in the acquisition of The Body Shop. These balances were eliminated as of January 1, 2019 with the implementation of IFRS 16; and

h)
It is a provision for costs directly related to the plan for changes in organizational structure of The Body Shop, which is approved by the Management and was already implemented and announced to those affected by the restructuring.

Post-employment healthcare plan
Post-employment healthcare plan as detailed in explanatory note No. 3.20 d). The medical plan when the employee leaves the Company is closed for new inclusion of active employees. . On December 31, 2019 and 2018 respectively, the weighted average duration of the obligation is 20.8 and 16 years, and its actuarial calculation base assessed:

➣	1,175 (2018: 1,247) active employees of the companies;

➣	477 (2018: 264) retired and dependent on companies.
The actuarial liabilities were calculated as of December 31, 2019 and 2018 considering the main assumptions below:

	2019	2018
Discount rate	7.39%	9.17%
Initial rate of medical cost growth	7.17%	10.76%
Inflation rate	3.80%	4.00%
Final rate of medical cost growth	7.17%	5.04%
Growth rate of medical costs due to aging—costs	Per age range 1.54% to 4.5% p.a.	3.50%
Growth rate of medical costs by aging -contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	87.00%	89.00%
Invalidity entry board	Mercer Disability	Wyatt 85 Class 1
General mortality board	AT-2000	RP2000
Turnover board	Formula proportional to service time	T-9 service table
The Maintenance of the initial level of growth in medical cost at 3.25% real and the reduction of the discount rate from 9.17% p.a to 7.54% p.a, generated R$ 29,660 loss.
Below we present the sensitivity analysis of the Medical Inflation Rate and the Discount Rate, if the behavior of such a rate increased or reduced by 1% and its respective effect on the balance (Present Value of the Obligation) calculated on actuarial liabilities (keeping the other premises):

	Rate	Chance	VPO
Discount rate	7.39%	1% increase	81,091
Discount rate	7.39%	1% decrease	122,270
Medical inflation	7.17%	1% increase	121,259
Medical inflation	7.17%	1% decrease	81,493
Below we present the movements of actuarial liabilities for the years ended December 31, 2019 and 2018:

	2019	2018
Balance at the beginning of the year ended	(78,904)	(109,126)
Cost of the Company´s current service	(816)	(1,915)
Cost of interest	(7,125)	(9,100)
Cost of past services – change in plan	-	45,965
Expenses paid	2,427	2,302
Actuarial Gains (Losses) in other comprehensive results	(14,374)	(7,030)

Balance at the end of the year ended	(98,792)	(78,904)